Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - Scenario probability weighting and Macroeconomic variables (audited) (Details)	Dec. 31, 2018	Dec. 31, 2017
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	24.00%
Upside 1 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.20%
Upside 1 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.10%
Upside 1 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		36.70%
Upside 1 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.60%
Upside 1 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.50%
Upside 1 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		27.30%
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.00%
Upside 2 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.50%
Upside 2 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.90%
Upside 2 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		52.90%
Upside 2 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		6.70%
Upside 2 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.20%
Upside 2 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		32.10%
Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	41.00%
Baseline [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		1.80%
Baseline [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.60%
Baseline [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		2.80%
Baseline [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		2.10%
Baseline [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.10%
Baseline [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.40%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.00%
Downside 1 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(0.60%)
Downside 1 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		5.50%
Downside 1 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(9.20%)
Downside 1 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(1.00%)
Downside 1 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		5.00%
Downside 1 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(2.10%)
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%
Downside 2 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(5.20%)
Downside 2 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		9.00%
Downside 2 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(35.10%)
Downside 2 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(5.20%)
Downside 2 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		9.60%
Downside 2 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(20.20%)